Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value, by Balance Sheet Grouping [Table Text Block]
	Fair value at September 30, 2013
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$7,385	$7,385	$-	$-
Short term investments	4,668	4,668	-	-
Available for sale securities	560	560	-	-
Concentrate receivable embedded derivative	27	-	27	-

	Fair value at December 31, 2012
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$18,986	$18,986 $	-	$-
Short term investments	9,264	9,264	-	-
Available for sale securities	1,432	1,432	-	-
Concentrate receivable embedded derivative	(628)	-	(628)	-
Warrant derivatives liability	(93)	-	(93)	-

	Fair value at December 31, 2011
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$16,086	$16,086	$-	$-
Short term investments	9,066	9,066	-	-
Available for sale securities	2,540	2,540	-	-
Concentrate sales contract	(396)	-	(396)	-
Warrant derivatives liability	(1,170)	-	(1,170)	-